Joint ventures and associates - Summary of Transactions With Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Joint Ventures And Associates [Line Items]
Sales and charges to joint ventures and associates	$ 10,223	$ 12,230	$ 8,509
Purchases and charges from joint ventures and associates	$ 15,084	$ 22,286	$ 13,584
Joint ventures | Oil Products
Disclosure Of Joint Ventures And Associates [Line Items]
Percentage of entity's revenue	25.00%	29.00%
Percent of entity's purchases	19.00%	16.00%